Employee benefits - Underfunded pension plans, Measurement of plan assets at fair value (Details) - Level 3 - Underfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Measurement of plan assets
Assets as at beginning of the year	$ 390	$ 282
Return on plan assets	19	24
Assets purchases	30	176
Assets sold during the year	(19)	(110)
Translation adjustment	(21)	18
Assets as at end of the year	441	390
Private equity funds
Measurement of plan assets
Assets as at beginning of the year	187	98
Return on plan assets	8	15
Assets purchases	13	176
Assets sold during the year	(18)	(110)
Translation adjustment	(7)	8
Assets as at end of the year	197	187
Real estate funds
Measurement of plan assets
Assets as at beginning of the year	24	20
Return on plan assets	1
Assets purchases	17
Assets sold during the year	(1)
Translation adjustment	(3)	4
Assets as at end of the year	44	24
Loans to participants
Measurement of plan assets
Assets as at beginning of the year	6	5
Translation adjustment	1	1
Assets as at end of the year	5	6
Others
Measurement of plan assets
Assets as at beginning of the year	173	159
Return on plan assets	10	9
Translation adjustment	(12)	5
Assets as at end of the year	$ 195	$ 173